OPERATING SEGMENT INFORMATION - Intersegment Revenue (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Segment
Power supply (sale) for the generation segment	R$ 56,664	R$ 52,380
Generation segment interest income	15,477	54,587
Transmission segment interest income	114,421	71,962
Total	186,562	178,929
Administration
Operating Segment
Generation segment interest income	15,477	54,587
Transmission segment interest income	114,421	71,962
Total	129,898	126,549
Generation
Operating Segment
Power supply (sale) for the generation segment	56,664	52,380
Total	R$ 56,664	R$ 52,380